COMMITMENTS (Details)			3 Months Ended	10 Months Ended
	Jan. 21, 2026 USD ($) $ / shares shares	Sep. 05, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) item shares	Dec. 31, 2025 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands security holders entitled | item			3	3
Cash underwriting fee | $		$ 4,600,000
Deferred underwriting fee per unit | $ / shares		$ 0.4
Deferred Underwriting Fee | $		$ 9,200,000	$ 9,200,000	$ 9,200,000
Subscription agreement | $			425,184,274
Subscription agreement expense | $			$ 425,184,274
Sponsor
Subsidiary, Sale of Stock [Line Items]
Exercise price per share | $ / shares	$ 0.9
Founder shares | Sponsor
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest forfeited	15.00%
Sponsor earnout shares	1,000,000
Transferred founder shares	1,250,000
Shares lock up period	6 months
Working Capital Loan | Sponsor
Subsidiary, Sale of Stock [Line Items]
Convertible working capital loans | $	$ 1,500,000
Common Class B | Founder shares
Subsidiary, Sale of Stock [Line Items]
Number of shares forfeited	1,000,000
Underwriters over-allotment option
Subsidiary, Sale of Stock [Line Items]
Over allotment period			45 days	45 days
Maximum number of additional units offered for purchase			3,000,000	3,000,000
Number of units issued		3,000,000
Private Investment in Public Equity Financing
Subsidiary, Sale of Stock [Line Items]
Number of units issued	10,556,367
Price per unit issued | $ / shares	$ 10.2
Number of shares in a unit	1
Number of warrants in a unit	1
Exercise price | $ / shares	$ 12
Private Placement Warrants | Underwriters over-allotment option
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest forfeited	15.00%
Number of warrants forfeited	383,333